UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2008
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Endowment Advisers, L.P.
Address:  4265 San Felipe, 8th Floor
          Houston, TX 77027

13F File Number: 028-12679

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Roy V. Washington
Title:  Chief Compliance Officer
Phone:  713-993-4686
Signature, Place and Date of Signing:

      Roy Washington,  Houston, TX    April 18, 2008


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total: 267031


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                                                   FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT/ PRN CALL DSCRETN MANAGERS    SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------ ------
OIL SVC HOLDRS TR               DEPOSTRY RCPT    678002106    59016    333800 SH        SOLE          333800
SELECT SECTOR SPDR TR           SBI INT-ENERGY   81369Y506    53718    725332 SH        SOLE          725332
STREETRACKS GOLD TR             GOLD SHS         863307104    23482    260906 SH        SOLE          260906
ISHARES TR                      1-3 YR TRS BD    464287457    89791   1065896 SH        SOLE         1065896
CHINA FD INC                    COM              169373107      815     25586 SH        SOLE           25586
ISHARES TR                      20+ YR TRS BD    464287432    15468    161306 SH        SOLE          161306
POWERSHS DB MULTI SECT COMM     DB AGRICULT FD   73936B408     8533    234102 SH        SOLE          234102
MARKET VECTORS ETF TR           GOLD MINER ETF   57060U100     8768    183670 SH        SOLE          183670
ABERDEEN ASIA PACIFIC INCOM     COM              003009107      696    112300 SH        SOLE          112300
MFS GOVT MKTS INCOME TR         SH BEN INT       552939100      232     34054 SH        SOLE           34054
MFS INTER INCOME TR             SH BEN INT       55273C107     1781    280000 SH        SOLE          280000
PUTNAM PREMIER INCOME TR        SH BEN INT       746853100     1638    269802 SH        SOLE          269802
WESTERN ASSET CLYM INFL SEC     COM SH BEN INT   95766Q106      957     79800 SH        SOLE           79800
BLACKROCK INCOME OPP TRUST I    COM              092475102      517     53000 SH        SOLE           53000
ISHARES TR                      IBOXX INV CPBD   464287242     1620     15400 SH        SOLE           15400